PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 1.1%
General Dynamics Corp.	4,185	$546,645
Lockheed Martin Corp.	1,615	628,332
Northrop Grumman Corp.	2,435	805,181
Raytheon Technologies Corp.	8,739	566,375
		2,546,533
Automobiles 3.2%
Tesla, Inc.*(a)	9,647	7,542,796
Beverages 0.2%
PepsiCo, Inc.	4,282	566,466
Biotechnology 3.9%
AbbVie, Inc.	14,248	1,171,186
Amgen, Inc.	2,404	575,085
Biogen, Inc.*	3,754	1,114,300
Gilead Sciences, Inc.	24,687	2,073,708
Vertex Pharmaceuticals, Inc.*	17,247	4,332,446
		9,266,725
Capital Markets 1.9%
Ameriprise Financial, Inc.	11,411	1,311,580
S&P Global, Inc.	11,002	3,222,266
		4,533,846
Commercial Services & Supplies 1.1%
Cintas Corp.(a)	2,773	615,134
Copart, Inc.*	23,842	1,909,983
		2,525,117
Communications Equipment 0.2%
Motorola Solutions, Inc.	3,930	565,173
Containers & Packaging 0.2%
Crown Holdings, Inc.*(a)	9,074	584,456
Diversified Consumer Services 0.3%
H&R Block, Inc.	37,996	632,633

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 3.6%
Electronic Arts, Inc.*	5,130	$586,154
Netflix, Inc.*	17,953	7,537,567
Zynga, Inc. (Class A Stock)*	76,298	575,287
		8,699,008
Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	5,038	1,199,044
Brookfield Property REIT, Inc. (Class A Stock)(a)	59,965	587,357
		1,786,401
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	13,718	4,156,554
Food Products 0.7%
Campbell Soup Co.(a)	35,118	1,755,198
Health Care Equipment & Supplies 2.1%
Danaher Corp.	11,418	1,866,386
DexCom, Inc.*	7,371	2,470,759
STERIS PLC(a)	3,909	557,033
		4,894,178
Health Care Providers & Services 2.2%
Laboratory Corp. of America Holdings*	3,246	533,805
McKesson Corp.	11,465	1,619,431
UnitedHealth Group, Inc.	10,909	3,190,555
		5,343,791
Hotels, Restaurants & Leisure 0.2%
Yum! Brands, Inc.	6,477	559,807
Household Durables 0.6%
Lennar Corp. (Class A Stock)	17,160	859,201
Tempur Sealy International, Inc.*	11,014	592,003
		1,451,204

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.7%
Church & Dwight Co., Inc.	9,536	$667,425
Procter & Gamble Co. (The)	9,129	1,076,035
		1,743,460
Insurance 0.9%
Arch Capital Group Ltd.*	39,371	946,085
Athene Holding Ltd. (Class A Stock)*	22,567	609,309
Primerica, Inc.	5,663	588,442
		2,143,836
Interactive Media & Services 8.9%
Alphabet, Inc. (Class A Stock)*	9,461	12,741,129
Facebook, Inc. (Class A Stock)*	31,293	6,405,990
Tencent Holdings Ltd. (China), ADR	39,534	2,080,279
		21,227,398
Internet & Direct Marketing Retail 9.8%
Alibaba Group Holding Ltd. (China), ADR*	38,359	7,774,218
Amazon.com, Inc.*	6,357	15,727,218
		23,501,436
IT Services 9.5%
Adyen NV (Netherlands), 144A*	2,096	2,058,091
Fiserv, Inc.*	14,346	1,478,499
FleetCor Technologies, Inc.*(a)	8,739	2,108,284
International Business Machines Corp.	6,855	860,714
Mastercard, Inc. (Class A Stock)	27,679	7,610,895
Paychex, Inc.	8,367	573,307
Shopify, Inc. (Canada) (Class A Stock)*	5,831	3,686,883
Visa, Inc. (Class A Stock)(a)	20,684	3,696,644
Western Union Co. (The)(a)	29,873	569,678
		22,642,995
Life Sciences Tools & Services 0.2%
Charles River Laboratories International, Inc.*	4,083	590,688
Media 0.9%
AMC Networks, Inc. (Class A Stock)*	39,805	949,349

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Charter Communications, Inc. (Class A Stock)*	1,174	$581,400
Fox Corp. (Class A Stock)(a)	22,365	578,583
		2,109,332
Multiline Retail 0.7%
Dollar General Corp.	5,860	1,027,258
Target Corp.	5,320	583,817
		1,611,075
Personal Products 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,457	1,668,215
Pharmaceuticals 4.7%
AstraZeneca PLC (United Kingdom), ADR	62,562	3,270,741
Eli Lilly & Co.	35,217	5,445,957
Johnson & Johnson	8,143	1,221,776
Merck & Co., Inc.	15,217	1,207,317
		11,145,791
Real Estate Management & Development 0.5%
CBRE Group, Inc. (Class A Stock)*	29,782	1,278,541
Road & Rail 0.3%
Uber Technologies, Inc.*	20,661	625,408
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.*(a)	19,365	1,014,532
Applied Materials, Inc.	19,414	964,488
KLA Corp.	9,071	1,488,460
NVIDIA Corp.	28,872	8,438,708
		11,906,188
Software 17.9%
Adobe, Inc.*	22,978	8,125,940
Alteryx, Inc. (Class A Stock)*(a)	5,395	610,606
Atlassian Corp. PLC (Class A Stock)*	7,681	1,194,319
Citrix Systems, Inc.	11,492	1,666,455
Coupa Software, Inc.*	7,564	1,331,945
Crowdstrike Holdings, Inc. (Class A Stock)*	11,776	796,764
Fair Isaac Corp.*	1,759	620,822
Microsoft Corp.	92,868	16,642,874

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Oracle Corp.	63,889	$3,384,200
Paycom Software, Inc.*	3,900	1,017,978
salesforce.com, Inc.*	34,040	5,512,778
Tyler Technologies, Inc.*	5,493	1,761,550
		42,666,231
Specialty Retail 1.3%
Best Buy Co., Inc.	22,808	1,750,058
Home Depot, Inc. (The)	2,885	634,209
TJX Cos., Inc. (The)(a)	16,795	823,795
		3,208,062
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	52,269	15,356,632
Dell Technologies, Inc. (Class C Stock)*(a)	43,701	1,865,596
HP, Inc.	79,476	1,232,673
		18,454,901
Textiles, Apparel & Luxury Goods 3.4%
Hanesbrands, Inc.	58,612	582,603
Kering SA (France)	4,652	2,371,281
Lululemon Athletica, Inc.*	20,189	4,511,838
NIKE, Inc. (Class B Stock)	6,433	560,829
		8,026,551
Trading Companies & Distributors 0.7%
United Rentals, Inc.*(a)	13,100	1,683,350
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.*	19,165	1,682,687

Total Long-Term Investments (cost $151,575,401)		235,326,031

Short-Term Investments 10.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,505,053	3,505,053

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $22,525,458; includes $22,516,508 of cash collateral for securities on loan)(b)(w)	22,542,776	$22,538,267

Total Short-Term Investments (cost $26,030,511)		26,043,320

TOTAL INVESTMENTS 109.3% (cost $177,605,912)		261,369,351
Liabilities in excess of other assets (9.3)%		(22,333,191)

Net Assets 100.0%		$239,036,160

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,544,707; cash collateral of $22,516,508 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).